Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Level 3 assets as a percentage of total asset measured at fair value	4.00%
Percentage of level 3 assets that were priced using non-binding broker quotes	95.00%
Total realized/unrealized losses included in net income on liabilities still outstanding	$ 3	$ 213